Financial risk and capital management infraestructure (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	€ 27,420	€ 28,999
Liabilities	19,755	20,879
Equity attributable to owners of parent	5,908	6,075	€ 3,766
Non-controlling interests	1,757	2,045	€ 2,113
Euro Member Countries, Euro
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	7,596	8,145
Liabilities	4,997	4,815
Equity attributable to owners of parent	2,398	3,119
Non-controlling interests	200	211
United Kingdom, Pounds
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	670	602
Liabilities	399	382
Equity attributable to owners of parent	270	219
Non-controlling interests	1	1
United States of America, Dollars
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	13,354	15,561
Liabilities	11,700	13,131
Equity attributable to owners of parent	318	796
Non-controlling interests	1,336	1,634
Canada, Dollars
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	2,104	882
Liabilities	631	457
Equity attributable to owners of parent	1,473	425
Non-controlling interests	0	0
Australia, Dollars
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	240	289
Liabilities	148	215
Equity attributable to owners of parent	92	74
Non-controlling interests	0	0
Poland, Zlotych
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	2,056	1,918
Liabilities	1,658	1,576
Equity attributable to owners of parent	177	144
Non-controlling interests	220	199
Chile, Pesos
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	163	251
Liabilities	67	132
Equity attributable to owners of parent	96	120
Non-controlling interests	0	0
Colombia, Pesos
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	266	233
Liabilities	136	133
Equity attributable to owners of parent	130	100
Non-controlling interests	0	0
India, Rupees
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	884	1,026
Liabilities	1	3
Equity attributable to owners of parent	882	1,023
Non-controlling interests	0	0
Other Currency [Member]
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	88	91
Liabilities	17	36
Equity attributable to owners of parent	72	56
Non-controlling interests	€ (1)	€ 0